Total net investment result	6 Months Ended
Jun. 30, 2024
Insurance Total Net Investment Result [Abstract]
Total net investment result
5. Total net investment result

EUR Millions	1H 2024	1H 2023

Insurance net investment result	(138)	(32)
Other net investment result	131	107
Financing net investment result	(95)	(90)
Total net investment result	(102)	(15)

Insurance net investment result

EUR Millions	1H 2024
	Insurance contracts		Investment contracts with DPF
	Direct Part.	Without direct part.	Direct Part.	Without direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	-	1,356	-	-	1,356

Interest revenue on financial instruments measured at FVPL	92	167	63	-	321

Other investment income	460	6	306	-	772

Results from financial transactions	6,458	(247)	1,277	-	7,489

Impairment losses / (reversals)	-	(58)	-	-	(58)

Interest expenses	-	(101)	-	-	(101)

P&L impacts	7,010	1,123	1,646	-	9,779

Gains / (losses) on financial assets measured at FVOCI	-	(1,145)	-	-	(1,145)
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI	-	47	-	-	47
OCI impacts	-	(1,098)	-	-	(1,098)

Total insurance investment return	7,010	25	1,646	-	8,682

Interest accreted to insurance contracts	-	(1,538)	-	-	(1,538)

Changes in interest rates and other financial assumptions	-	1,725	-	-	1,725
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	(286)	-	-	(286)
Change in fair value of underlying assets of products with direct participating features	(8,070)	-	(1,661)	-	(9,731)
Change in fulfilment value not recognized in CSM due to risk mitigation option	1,293	-	-	-	1,293

Total insurance finance income / (expenses)	(6,776)	(99)	(1,661)	-	(8,537)

Amounts recognized in profit or loss	(6,777)	(1,804)	(1,661)	-	(10,243)

Amounts recognized in OCI	1	1,705	-	-	1,706

Interest accreted to reinsurance contracts	-	312	-	-	312

Changes in interest rates and other financial assumptions	-	(509)	-	-	(509)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	65	-	-	65

Changes in risk of non-performance of reinsurers	-	(4)	-	-	(4)
Reinsurance finance income / (expenses) on reinsurance held	-	(137)	-	-	(137)

Amounts recognized in profit or loss	-	325	-	-	325

Amounts recognized in OCI	-	(462)	-	-	(462)

Insurance net investment result	234	(210)	(16)	-	8

Amounts recognized in profit or loss	233	(356)	(16)	-	(138)

Amounts recognized in OCI	1	146	-	-	147

EUR Millions	1H 2023
	Insurance contracts		Investment contracts with DPF
	Direct Part.	Without direct part.	Direct Part.	Without direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	-	1,396	-	-	1,396

Interest revenue on financial instruments measured at FVPL	134	199	48	-	382

Other investment income	532	7	242	-	781

Results from financial transactions	6,144	(55)	378	-	6,467

Impairment losses / (reversals)	-	(80)	-	-	(80)

Interest expenses	-	(114)	-	-	(114)

P&L impacts	6,810	1,353	668	-	8,832
Gains / (losses) on investments in equity instruments designated at FVOCI	-	0	-	-	0
Gains / (losses) on financial assets measured at FVOCI	-	567	-	-	567
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI	-	100	-	-	100

OCI impacts	-	667	-	-	667

Total insurance investment return	6,810	2,021	668	-	9,500

Interest accreted to insurance contracts	-	(1,564)	-	-	(1,564)

Changes in interest rates and other financial assumptions	-	(687)	-	-	(687)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	(476)	-	-	(476)

Change in fair value of underlying assets of products with direct participating features	(7,470)	-	(676)	-	(8,147)
Change in fulfilment value not recognized in CSM due to risk mitigation option	780	-	-	-	780

Insurance finance expenses from PAA contracts	-	(12)	-	-	(12)

Total insurance finance income / (expenses)	(6,691)	(2,739)	(676)	-	(10,106)

Amounts recognized in profit or loss	(6,692)	(1,877)	(676)	-	(9,246)

Amounts recognized in OCI	2	(862)	-	-	(860)

Interest accreted to reinsurance contracts	-	319	-	-	319
Changes in interest rates and other financial assumptions	-	91	-	-	91
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	157	-	-	157

Changes in risk of non-performance of reinsurers	-	(5)	-	-	(5)
Reinsurance finance income / (expenses) on reinsurance held	-	563	-	-	563

Amounts recognized in profit or loss	-	382	-	-	382

Amounts recognized in OCI	-	181	-	-	181

Insurance net investment result	120	(155)	(8)	-	(43)

Amounts recognized in profit or loss	118	(142)	(8)	-	(32)

Amounts recognized in OCI	2	(14)	-	-	(12)

Results from financial transactions

EUR Millions	1H 2024		1H 2023
	Insurance related	Non-insurance related	Insurance related	Non-insurance related

Fair value gains and losses - derivatives	(1,054)	(24)	(806)	2

Fair value changes of financial assets at FVPL	8,613	4,347	7,400	3,213

Other	(71)	(25)	(127)	(3)
Results from financial transactions	7,489	4,297	6,467	3,212
Insurance finance income / (expenses)

EUR Millions	1H 2024	1H 2023

General model	(1,804)	(1,865)
Variable fee approach	(8,439)	(7,369)
Premium allocation approach	-	(12)
Insurance finance income / (expenses)	(10,243)	(9,246)
Investment contract income / (expenses)

EUR Millions	1H 2024	1H 2023

Fair value changes in financial liabilities - policyholders	(1,970)	(2,255)
Fair value changes in other financial liabilities	(3,120)	(1,403)
Other	9	3
Investment contract income / (expenses)	(5,081)	(3,654)